Summary of Significant Accounting Policies (Details) - Schedule of Operating Segment - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Revenue	$ 7,779	$ 11,950	$ 26,143	$ 34,594	$ 45,886	$ 35,270
Operating segment amount	$ (4,171)		$ (8,451)
Operating segment percentage	(35.00%)		(24.00%)
Software Services [Member]
Property, Plant and Equipment [Line Items]
Revenue	$ 4,918	6,177	$ 16,561	18,218	23,883	12,430
Operating segment amount	$ (1,259)		$ (1,657)
Operating segment percentage	(20.00%)		(9.00%)
Managed Services And Support [Member]
Property, Plant and Equipment [Line Items]
Revenue	$ 2,456	3,708	$ 8,362	11,879	15,178	19,003
Operating segment amount	$ (1,252)		$ (3,517)
Operating segment percentage	(34.00%)		(30.00%)
Platform Services [Member]
Property, Plant and Equipment [Line Items]
Revenue	$ 405	$ 2,065	$ 1,220	$ 4,497	$ 4,825	$ 3,837
Operating segment amount	$ (1,660)		$ (3,277)
Operating segment percentage	(80.00%)		(73.00%)